CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues (Note 19c):
Products	$ 34,662	$ 30,402	$ 31,140
Services	63,195	54,430	54,778
Total revenues	97,857	84,832	85,918
Cost of revenues:
Products	20,763	17,988	18,283
Services	45,497	38,573	37,249
Amortization and impairment of intangible assets (Note 1b)		181	1,498
Total cost of revenues	66,260	56,742	57,030
Gross profit	31,597	28,090	28,888
Operating expenses:
Research and development	3,244	2,716	3,082
Selling and marketing	10,398	9,067	8,932
General and administrative	10,539	9,232	11,450
Other general and administrative expenses (Note 1n)	403
Amortization and impairment of intangible assets	967	1,987	1,821
Impairment of goodwill			6,216
Total operating expenses	25,551	23,002	31,501
Operating income (loss)	6,046	5,088	(2,613)
Financial expenses, net (Note 20a)	1,077	1,628	1,779
Other (expenses) income, net (Note 20b)	3,299	(5)	(77)
Income (loss) before taxes on income	8,268	3,455	(4,469)
Taxes on income (Note 17)	1,337	861	2,383
Income (loss) after taxes on income	6,931	2,594	(6,852)
Equity in losses (gains) of affiliate	(340)	(38)	1,634
Income (loss) from continuing operations	7,271	2,632	(8,486)
Loss from discontinued operations, net		995
Net income (loss)	7,271	1,637	(8,486)
Other comprehensive income (loss):
Currency translation adjustments of foreign operations	1,006	299	(2,605)
Realized currency translation adjustments of foreign operations	(50)
Realized income (losses) on derivatives designated as cash flow hedges	(24)	224	(219)
Unrealized losses on derivatives designated as cash flow hedges		14	(162)
Total comprehensive income (loss)	8,203	2,174	(11,472)
Profit (loss) from continuing operations attributable to:
Equity holders of the parent	6,320	1,833	(8,527)
Non-controlling interests	951	799	41
Profit from continuing operations	7,271	2,632	(8,486)
Loss from discontinued operations attributable to:
Equity holders of the parent		630
Non-controlling interests		365
Net loss from discontinued operations		995
Total comprehensive income (loss) attributable to:
Equity holders of the parent	6,649	1,493	(10,982)
Non-controlling interests	1,554	681	(490)
Total comprehensive income (loss)	$ 8,203	$ 2,174	$ (11,472)
Earnings (loss) per share from continuing operations attributable to Pointer Telocation Ltd's shareholders (Note 16):
Basic net earnings (loss) per share	$ 1.14	$ 0.35	$ (1.78)
Diluted net earnings (loss) per share	$ 1.10	$ 0.35	$ (1.79)